Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000263160
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Market Neutral ETF
Trading Symbol	MKTN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Market Neutral ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes MDT Market Neutral ETF	$87	1.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%
AssetsNet	$ 106,824,862
Holdings Count | Holding	394
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$106,824,862 Number of Investments394 Portfolio Turnover42%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Securities Sold Short	(74.3%)
Cash Equivalents	79.4%
Common Stocks	94.7%

Top Sectors (% of Total Securities Sold Short)

Table Summary
Value	Value
Utilities	1.2%
Energy	2.9%
Real Estate	2.9%
Communication Services	3.6%
Consumer Staples	3.9%
Materials	5.0%
Industrials	13.3%
Health Care	15.6%
Consumer Discretionary	16.2%
Financials	17.2%
Information Technology	18.2%

Material Fund Change [Text Block]